UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07444)
American Strategic Income Portfolio Inc. III

(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)
800-677-3863

Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
Schedule of Investments (unaudited)

American Strategic Income Portfolio III (CSP)	November 30, 2009
(Percentages of each investment category relate to total net assets)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶

Whole Loans ¥ p — 85.5%
Commercial Loans — 53.1%
150 North Pantano I, Tucson, AZ, 5.90%, 2/1/10 β ¶ ◆	1/4/05	$3,525,000	$3,525,000	$3,381,714
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/10 ¶ ◆	1/4/05	440,000	440,000	325,463
8324 East Hartford Drive I, Scottsdale, AZ, 7.90%, 5/1/12 β	4/8/04	3,432,630	3,432,630	3,432,630
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 ◆ §	12/18/02	4,959,112	4,959,112	3,471,378
Alliant University, Fresno, CA, 7.15%, 8/1/11 β	7/12/06	2,769,900	2,769,900	2,825,298
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 β ¶	7/9/07	2,150,000	2,150,000	2,214,500
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14 β	8/2/04	2,866,440	2,866,440	2,866,440
Carrier 360 I, Grand Prairie, TX, 6.90%, 1/1/10 β	6/28/04	3,116,143	3,116,143	3,116,143
Carrier 360 II, Grand Prairie, TX, 6.88%, 1/1/10	12/16/05	325,348	325,348	325,348
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 β ◆	7/14/06	7,590,028	7,590,028	5,313,020
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 β ¶	8/15/07	11,700,000	11,700,000	11,622,921
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 β	9/12/02	4,264,855	4,264,855	4,478,098
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12 ¶	1/17/08	600,000	600,000	605,789
Jilly’s American Grill, Scottsdale, AZ, 6.88%, 9/1/10 β ¶ Δ	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/09 β ¶ § Δ	7/26/06	11,135,604	11,135,604	11,011,161
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 ¶ ◆ §	7/26/06	1,389,396	1,389,396	937,830
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 ¶ ◆	3/27/07	5,500,000	5,500,000	3,047,229
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 ¶ ◆	12/4/07	14,000,000	14,000,000	11,112,889
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 β ¶	8/24/07	2,400,000	2,400,000	2,424,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 β	10/29/04	3,782,467	3,782,467	3,820,292
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11 β ¶ ◆	2/27/06	7,300,000	7,300,000	5,316,941
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 β ¶ ◆	4/11/07	3,500,000	3,500,000	2,533,426
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 β ¶	3/26/07	4,600,000	4,600,000	4,716,900
RealtiCorp Fund III, Orlando/Crystal River, FL, 6.93%, 7/1/11 ¶	2/28/06	4,222,755	4,222,755	4,222,755
Shoppes at Jonathan’s Landing, Jupiter, FL, 7.95%, 5/1/10 β	4/12/00	2,660,499	2,660,499	2,687,104
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 β ¶	3/25/08	4,136,280	4,136,280	4,177,643
Spa Atlantis, Pompano Beach, FL, 6.43%, 8/1/14 ¶	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 β	8/25/04	3,449,821	3,449,821	3,518,817

			128,626,278	116,315,729

Multifamily Loans — 32.4%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10 β ¶	3/1/07	10,720,000	10,720,000	10,720,000
Avalon Hills II, Omaha, NE, 9.88%, 3/1/10 ¶ ª S	3/1/07	2,448,800	2,448,800	1,582,372
Chateau Club Apartments I, Athens, GA, 6.68%, 12/1/10 ¶ ◆	12/20/07	6,623,000	6,623,000	5,027,023
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/10 ¶ ª S	12/20/07	2,368,624	2,368,624	727,900
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 β	8/29/03	2,423,579	2,423,579	2,433,498
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 β ◆ §	10/14/05	7,389,373	7,389,373	5,434,809
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 ¶ § ª S	10/14/05	2,850,000	2,850,000	1,699,791
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 β	8/26/04	2,498,851	2,498,851	2,573,817
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	490,343	490,343	505,053
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 β	12/24/03	1,142,022	1,142,022	1,199,123
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	34,946	34,946	34,464
Good Haven Apartments I, Dallas, TX, 5.43%, 9/1/07 ¶ ◆ § Δ	8/24/04	6,737,000	6,737,000	4,715,900
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 ¶ ◆ §	8/24/04	842,000	842,000	22,800
Good Haven Apartments III, Dallas, TX, 14.88%, 5/1/09 ¶ ◆ §	7/3/08	694,096	694,096	18,795
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	828,887	828,887	870,331
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	34,946	34,946	34,463
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12 β	3/7/97	1,013,591	1,013,591	1,043,999
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 ¶ ª	8/30/07	7,308,000	7,308,000	6,091,741
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 ¶	10/17/06	4,993,450	4,993,450	2,824,753
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	784,015	784,015	823,215
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	34,946	34,946	34,463
FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of Investments (unaudited)
American Strategic Income Portfolio III (CSP)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶

Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 β ¶	1/17/07	$3,328,000	$3,328,000	$3,268,838
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶	1/17/07	416,000	416,000	310,212
RiverPark Land Lot III, Oxnard, CA, 3.65%, 1/1/10 ¶ Δ	10/9/07	3,650,000	3,650,000	3,621,199
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 β	2/1/07	3,540,915	3,540,915	3,201,335
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 β	3/30/07	6,066,035	6,066,035	6,066,035
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10	3/30/07	349,285	349,285	323,616
Whispering Oaks I, Little Rock, AR, 5.93%, 2/1/12 β ¶ ◆	1/10/07	5,800,000	5,800,000	5,007,345
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/12 ¶ ª S	1/10/07	2,636,000	2,636,000	921,653

			88,046,704	71,138,543

Total Whole Loans			216,672,982	187,454,272

Corporate Notes ¥ ¶ — 11.7%
Fixed Rate — 11.7%
Sarofim Brookhaven, 6.90%, 1/1/11	12/21/07	10,040,375	10,040,375	10,241,183
Stratus Properties IV, 6.56%, 12/31/11	12/1/06	7,000,000	7,000,000	7,140,000
Stratus Properties VI, 6.92%, 12/31/11	6/1/07	8,000,000	8,000,000	8,160,000

Total Corporate Notes			25,040,375	25,541,183

Private Mortgage-Backed Security ¥ — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	93,038	59,147	—

U.S. Government Agency Mortgage-Backed Securities a — 15.6%
Fixed Rate — 15.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		2,122,976	2,166,117	2,295,490
9.00%, 7/1/30, #C40149		154,941	158,332	172,114
5.00%, 5/1/39, #G05430		5,329,620	5,472,057	5,594,956
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		156,497	157,025	169,923
5.50%, 2/1/17, #623874		276,248	275,830	299,085
5.50%, 6/1/17, #648508		189,340	189,949	204,992
5.00%, 9/1/17, #254486		306,766	307,297	329,537
5.00%, 11/1/17, #657356		628,818	630,994	675,494
6.50%, 6/1/29, #252497		535,061	532,105	584,460
7.50%, 5/1/30, #535289		94,218	91,611	107,402
8.00%, 5/1/30, #538266		40,427	40,006	46,419
8.00%, 6/1/30, #253347		106,428	105,318	122,202
5.00%, 11/1/33, #725027		3,708,238	3,791,993	3,902,703
5.00%, 12/1/35, #995317		8,038,101	8,290,465	8,459,630
5.00%, 7/1/39, #AA9716		8,592,780	8,834,053	9,024,601
5.00%, 7/1/39, #935512		2,199,599	2,244,018	2,310,137

Total U.S. Government Agency Mortgage-Backed Securities			33,287,170	34,299,145

Commercial Mortgage-Backed Securities Δ — 5.0%
Other — 5.0%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45		6,400,000	4,089,055	5,393,693
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4, 5.89%, 11/15/44		3,600,000	3,368,970	3,375,153
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41		2,250,000	1,513,922	2,243,611

Total Commercial Mortgage-Backed Securities			8,971,947	11,012,457

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of Investments (unaudited)
American Strategic Income Portfolio III (CSP)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶

Preferred Stocks — 18.6%
Real Estate Investment Trusts — 18.6%
AMB Property, Series L	164,120	$3,789,361	$3,334,918
AMB Property, Series M	41,240	950,889	859,854
AMB Property, Series O	9,613	240,325	214,274
AMB Property, Series P	21,200	429,300	444,564
BRE Properties, Series C	66,300	1,317,381	1,386,996
BRE Properties, Series D	5,250	104,318	109,148
Developers Diversified Realty, Series G	57,600	997,080	1,092,096
Developers Diversified Realty, Series H	69,320	1,234,880	1,229,044
Developers Diversified Realty, Series I	4,270	89,030	75,793
Duke Realty, Series J	20,956	535,385	374,065
Duke Realty, Series L	19,220	367,486	340,771
Duke Realty, Series M	55,040	1,110,800	1,041,357
Duke Realty, Series O	44,550	1,051,380	1,023,313
Equity Residential Properties, Series N	10,700	226,305	245,993
Kimco Realty, Series F	163,000	3,797,000	3,419,740
Kimco Realty, Series G	114,700	2,796,559	2,753,947
ProLogis Trust, Series F	33,905	835,567	681,490
ProLogis Trust, Series G	8,300	174,300	167,245
PS Business Parks, Series H	26,520	530,400	546,842
PS Business Parks, Series I	94,300	1,634,731	1,927,492
PS Business Parks, Series K	25,000	575,000	586,250
PS Business Parks, Series L	7,000	179,550	159,530
PS Business Parks, Series M	26,520	546,312	561,959
PS Business Parks, Series O	100,000	2,050,000	2,165,000
PS Business Parks, Series P	8,200	157,194	162,442
Public Storage, Series A	38,000	921,909	818,900
Public Storage, Series C	30,000	626,100	663,600
Public Storage, Series E	9,300	186,000	208,506
Public Storage, Series H	40,000	876,000	928,000
Public Storage, Series I	26,520	576,810	657,696
Public Storage, Series K	17,550	381,712	430,326
Public Storage, Series L	20,000	430,000	459,400
Public Storage, Series X	74,000	1,786,319	1,593,960
Public Storage, Series Z	30,000	746,643	647,100
Realty Income, Series D	97,500	2,474,125	2,379,000
Realty Income, Series E	26,520	572,832	625,872
Regency Centers, Series C	26,520	573,362	587,418
Regency Centers, Series E	94,270	2,221,248	1,993,810
Vornado Realty Trust, Series E	7,400	186,598	166,574
Vornado Realty Trust, Series F	7,800	164,970	169,650
Vornado Realty Trust, Series H	163,000	2,771,000	3,586,000

Total Preferred Stocks		41,216,161	40,819,935

Total Unaffiliated Investments		325,247,782	299,126,992

Real Estate Owned ¥ ● — 1.4%
Memphis Medical Building, Memphis, TN		4,250,000	2,975,000

Short-Term Investment — 1.1%
First American Prime Obligations Fund, Class Z, 0.11% x	2,418,874	2,418,874	2,418,874

Total Investments ▲ — 138.9%		$331,916,656	$304,520,866

Other Assets and Liabilities, Net — (38.9)%			(85,278,938)

Total Net Assets — 100.0%			$219,241,928

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of Investments (unaudited)
American Strategic Income Portfolio III (CSP)

¶	The fund’s investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and price ceilings due to the illiquid nature of the loans. FAF Advisors has modified, and may in the future modify, price floors and ceilings in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of November 30, 2009, the fund held internally fair valued securities with a value of $215,970,455 or 98.6% of total net assets.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above. The total fair value of all illiquid securities was $215,970,455 or 98.6% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2009. For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.
FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of Investments (unaudited)
American Strategic Income Portfolio III (CSP)
β	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On November 30, 2009, securities valued at $122,215,847 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$54,400,000	5.00%	$7,556
2,175,000	5.00%	302

$56,575,000		$7,858

*	Interest rate as of November 30, 2009. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.
Description of collateral:
150 North Pantano I, Tucson, AZ, 5.90%, 2/1/10, $3,525,000 par
8324 East Hartford Drive I, Scottsdale, AZ, 7.90%, 5/1/12, $3,432,630 par
Alliant University, Fresno, CA, 7.15%, 8/1/11, $2,769,900 par
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12, $2,150,000 par
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10, $10,720,000 par
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14, $2,866,440 par
Carrier 360 I, Grand Prairie, TX, 6.90%, 1/1/10, $3,116,143 par
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13, $2,423,579 par
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09, $7,389,373 par
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12, $2,498,851 par
Fairview Business Park, Salem, OR, 7.33%, 8/1/11, $7,590,028 par
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10, $11,700,000 par
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12, $4,264,855 par
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14, $1,142,022 par
Jilly’s American Grill, Scottsdale, AZ, 6.88%, 9/1/10, $1,810,000 par
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/09, $11,135,604 par
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12, $1,013,591 par
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10, $2,400,000 par
North Austin Business Center, Austin, TX, 5.65%, 11/1/11, $3,782,467 par
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11, $7,300,000 par
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11, $3,500,000 par
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10, $3,328,000 par
Shoppes at Jonathan’s Landing, Jupiter, FL, 7.95%, 5/1/10, $2,660,499 par
Silver Star Storage, Austin, TX, 6.40%, 4/1/11, $4,136,280 par
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11, $3,449,821 par
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12, $3,540,915 par
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10, $6,066,035 par
Whispering Oaks I, Little Rock, AR, 5.93%, 2/1/12, $5,800,000 par
The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $54,400,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $15,600,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2009.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2009.

ª	Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments.
FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of Investments (unaudited)
American Strategic Income Portfolio III (CSP)
a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2009, securities valued at $34,040,902 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$28,457,000	11/23/09	0.30%	12/23/09	$1,897	(1)
3,659,000	11/9/09	0.30%	12/9/09	671	(2)

$32,116,000				$2,568

*	Interest rate as of November 30, 2009. Rate is based on LIBOR plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,884,141 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $154,941 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $5,329,620 par
Federal National Mortgage Association, 6.00%, 10/1/16, $156,497 par
Federal National Mortgage Association, 5.50%, 2/1/17, $276,248 par
Federal National Mortgage Association, 5.50%, 6/1/17, $189,340 par
Federal National Mortgage Association, 5.00%, 9/1/17, $306,766 par
Federal National Mortgage Association, 5.00%, 11/1/17, $628,818 par
Federal National Mortgage Association, 6.50%, 6/1/29, $535,061 par
Federal National Mortgage Association, 7.50%, 5/1/30, $94,218 par
Federal National Mortgage Association, 8.00%, 5/1/30, $40,427 par
Federal National Mortgage Association, 8.00%, 6/1/30, $106,428 par
Federal National Mortgage Association, 5.00%, 11/1/33, $3,708,238 par
Federal National Mortgage Association, 5.00%, 12/1/35, $8,038,101 par
Federal National Mortgage Association, 5.00%, 7/1/39, $8,592,101 par
Federal National Mortgage Association, 5.00%, 7/1/39, $2,199,599 par

(2)	Goldman Sachs:

Federal National Mortgage Association, 5.00%, 11/1/33, $3,708,238 par
The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.

●	Real estate owned. See ¶ footnote above.

x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $331,916,656. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,294,103
Gross unrealized depreciation	(33,689,893)

Net unrealized depreciation	$(27,395,790)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a funds’ own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of Investments (unaudited)
American Strategic Income Portfolio III (CSP)
As of November 30, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Whole Loans	$—	$—	$187,454,272	$187,454,272
Preferred Stocks	40,819,935	—	—	40,819,935
U.S. Government Agency Mortgage-Backed Securities	—	34,299,145	—	34,299,145
Corporate Notes	—	—	25,541,183	25,541,183
Commercial Mortgage-Backed Securities	—	11,012,457	—	11,012,457
Real Estate Owned	—	—	2,975,000	2,975,000
Short-Term Investment	2,418,874	—	—	2,418,874
Private Mortgage-Backed Security	—	—	—	—

Total Investments	$43,238,809	$45,311,602	$215,970,455	$304,520,866

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of August 31, 2009	$238,264,939
Accrued discounts/premiums	710
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation	(11,064,186)
Net purchases (sales)	(11,231,008)

Balance as of November 30, 2009	$215,970,455

Net change in unrealized appreciation or depreciation of Level 3 investments as of November 30, 2009	$(11,096,739)

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: January 26, 2010